CONSOLIDATED STATEMENTS OF CASH FLOWS ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2016 CNY (¥)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)
Cash flows from operating activities:
Net loss	¥ (67,746)	$ (9,757)	¥ (48,835)	¥ (37,260)
Adjustments to reconcile net loss to net cash provided by/(used in) operating activities:
Provision for allowance for doubtful accounts	5,861	844	1,172	67
Share-based compensation expenses	10,629	1,531	8,806	3,882
Depreciation and amortization expenses	24,572	3,539	13,048	7,037
Foreign currency exchange gain/(loss), net	(4,540)	(654)	(1,444)	113
Loss on disposal of property, equipment and software	786	113	350
Changes in operating assets and liabilities:
Accounts receivable	(138,625)	(19,966)	(192,453)	(23,746)
Prepayments and other current assets	(54,361)	(7,830)	(59,441)	(2,381)
Accounts payable	(91,139)	(13,127)	82,158	(38,546)
Amounts due to related parties			(313)	(123)
Salary and welfare payable	21,240	3,059	15,393	6,790
Taxes payable	50,105	7,217	14,348	1,557
Deferred revenues	18,802	2,708	12,933	10,606
Advances from customers	1,965	283	39,852	53,408
Accrued expenses and other current liabilities	(17,364)	(2,500)	14,586	23,369
Net cash provided by/(used in) operating activities	(239,815)	(34,540)	(99,840)	4,773
Cash flows from investing activities:
Purchase of property, equipment and software	(42,545)	(6,128)	(20,705)	(25,931)
Proceeds from disposal of property, equipment and software	77	11
Transfer to time deposit	(69,430)	(10,000)
Net cash used in investing activities	(111,898)	(16,117)	(20,705)	(25,931)
Cash flows from financing activities:
Proceeds from issuance of Series C preferred shares			262,561
Payment of financing costs in connection with the issuance of Series C preferred shares			(1,061)
Proceeds of bank loans	65,093	9,375		4,000
Repayment of bank loan			(4,000)
Proceeds from issuance of ordinary shares	615,032	88,583
Payment for IPO costs	(29,892)	(4,305)
Capital injection from non-controlling interests	400	58
Net cash provided by financing activities	650,633	93,711	257,500	4,000
Effect of exchange rate changes on cash and cash equivalents	27,011	3,890	(262)	1,028
Net increase in cash and cash equivalents	325,931	46,944	136,693	(16,130)
Cash and cash equivalents at the beginning of the year	198,523	28,593	61,830	77,960
Cash and cash equivalents at the end of the year	524,454	75,537	198,523	61,830
Supplemental disclosures of cash flow information:
Cash paid for income taxes	182	26	476	130
Cash paid for interest	707	102
Supplemental schedule of non-cash investing activities:
Fixed asset purchases financed by accrued expenses and other current liabilities	2,144	309	3,176	280
Fixed asset purchases transferred from other non-current assets	611	88
Supplemental schedule of non-cash financing activities:
Accretions to preferred shares redemption value	¥ 16,725	$ 2,409	¥ 19,707	¥ 9,480